Cash and cash equivalents (Details) - COP ($) $ in Millions	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Cash and cash equivalents.
Banks	$ 8,990,139	$ 7,525,552
Short-term investments	5,061,940	4,808,610
Cash	2,396	1,953
Total cash and cash equivalents	$ 14,054,475	$ 12,336,115	$ 15,401,058	$ 14,549,906